Earnings per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings per Share
11.	Earnings per share
Basic earnings per share is calculated by dividing the net income/(loss) available to common shareholders by the average number of common shares outstanding during the periods. Diluted earnings per share is calculated by adjusting the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares.

The following table shows calculation of both basic and diluted number of weighted average outstanding shares for the three and six months ended June 30, 2019 and 2020:

	Three months ended June 30,		Six months ended June 30,
	2019	2020	2019	2020
Basic weighted average number of shares	55,832,069	55,905,600	55,756,897	55,871,893
Effect of dilutive potential share options*:	—	348,178	—	—

Diluted weighted average number of shares	55,832,069	56,253,778	55,756,897	55,871,893

*
Due to a loss for the six months ended June 30, 2020 and for the three and six months ended June 30, 2019, no incremental shares are included because the effect would be antidilutive. The number of potential dilutive shares excluded from the calculation for the six months ended June 30, 2020, is 349,057 (three and six months ended June 30, 2019: 349,936 and 349,803 respectively).